GUIDESTONE FUNDS
Supplement dated July 27, 2026
to
Prospectus and Summary Prospectus each dated May 1, 2026,
for the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund, Growth Equity Fund,
Small Cap Equity Fund, International Equity Index Fund and Emerging Markets Equity Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL INVESTMENTS RISKS CHANGES FOR THE EQUITY INDEX FUND, VALUE EQUITY INDEX FUND, GROWTH EQUITY INDEX FUND, GROWTH EQUITY FUND, INTERNATIONAL EQUITY INDEX FUND AND
EMERGING MARKETS EQUITY FUND
Effective July 27, 2026, the Equity Index Fund (EIF), Value Equity Index Fund (VEIF), Growth Equity Index Fund (GEIF) and International Equity Index Fund (IEIF) have made changes to their concentration policy. Under the revised policy, each Fund will concentrate its investments in an industry or group of industries as may be necessary to approximate the composition of its index.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the first bullet is deleted in its entirety and replaced with the following:
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Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the S&P 500® Index, in weightings that approximate the relative composition of the securities contained in the S&P 500® Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the EIF, on page 123, the sixth bullet is deleted in its entirety and replaced with the following:
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Pursuing its investment strategy to duplicate the investment composition of the S&P 500® Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the first bullet is deleted in its entirety and replaced with the following:
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Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Value Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Value Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
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Under the heading “Principal Investment Strategies” for the VEIF, on page 134, the sixth bullet is deleted in its entirety and replaced with the following:
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Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Value Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the first bullet is deleted in its entirety and replaced with the following:
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Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the Russell 1000® Growth Index, in weightings that approximate the relative composition of the securities contained in the Russell 1000® Growth Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the GEIF, on page 144, the sixth bullet is deleted in its entirety and replaced with the following:
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Pursuing its investment strategy to duplicate the investment composition of the Russell 1000® Growth Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the first bullet is deleted in its entirety and replaced with the following:
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Under normal market conditions, the Fund will invest substantially all, and normally at least 80% of its total assets in the equity securities (primarily common stocks and stock index derivatives) included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. In addition, the Fund could become concentrated in an industry or group of industries if the index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Under the heading “Principal Investment Strategies” for the IEIF, on page 160, the following is added as the sixth bullet:
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Pursuing its investment strategy to duplicate the investment composition of the MSCI EAFE Index may at times cause the Fund to focus its investments in one or a few particular economic sectors or industries.
Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, Sector Concentration Risk is deleted in its entirety and replaced with the following:
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Sector Concentration Risk: The Fund may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by developments that significantly affect that sector, including market, economic, political or regulatory developments. Individual sectors may be more volatile and may perform differently than the broader market. The Fund’s performance may also suffer if a sector does not perform as well as a Sub-Adviser expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

Under the heading “Principal Investment Risks” for the EIF, VEIF, GEIF and IEIF, beginning on pages 123, 134, 144 and 160, respectively, the following risk is added in alphabetical order:
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Concentration Risk: Except as may be necessary to approximate the composition of its index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Principal Investment Risks” for the EIF, GEIF, Growth Equity Fund (GEF) and Emerging Markets Equity Fund, beginning on pages 123, 144, 149 and 173, respectively, Information Technology Sector Risk is deleted in its entirety and replaced with the following:
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Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances (including semiconductor companies) could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
II.  UPDATE TO ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES & RISKS
Under the heading “Additional Information About Principal Strategies & Risks,” beginning on page 184, the following is added in alphabetical order:
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Concentration Risk: Except as may be necessary to approximate the composition of its index, the Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund will not concentrate investments in the securities of issuers whose principal business activities are in the same industry or group of industries. However, it is possible that an index could become concentrated due to market conditions or the performance of a single or related group of issuers. If an index becomes concentrated and a Fund needs to concentrate in the same industry or group of industries, its performance could be negatively impacted by the industry or industries in which it is concentrated.
Under the heading “Additional Information About Principal Strategies & Risks” with respect to Information Technology Sector Risk, on page 192, the disclosure is deleted in its entirety and replaced with the following:
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Information Technology Sector Risk: Companies operating within the information technology sector, (including semiconductor companies) may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled and investor perception of the company and/or its products or services. These companies typically face intense competition and potentially rapid product obsolescence. They may also have limited product lines, markets, financial resources or personnel. Technology companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Technology companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of technology companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on these companies. Semiconductor companies in particular are subject to cyclical demand, rapid innovation and significant capital spending requirements and are particularly sensitive to imbalances in supply and demand, inventory cycles and disruptions in global manufacturing or distribution networks.
III.  PORTFOLIO MANAGER UPDATES FOR THE GROWTH EQUITY FUND
Effective April 2026, Arun Sharma, Portfolio Manager of William Blair Investment Management, LLC (William Blair), began serving as a portfolio manager to the firm’s assigned portion of the GEF.
In the section “Sub-Advisers and Portfolio Managers” for the GEF, on page 152, the disclosure for William Blair is deleted in its entirety and replaced with the following:

William Blair Investment Management, LLC
James Golan, CFA Partner and Portfolio Manager	Since May 2022
David Ricci, CFA Partner and Portfolio Manager	Since May 2022
Arun Sharma Associate and Portfolio Manager	Since April 2026
Under the heading “Sub-Advisers” for the GEF, beginning on page 222, the disclosure for William Blair is deleted in its entirety and replaced with the following:
William Blair Investment Management, LLC (William Blair), 150 North Riverside Plaza, Chicago, Illinois 60606: William Blair is a global investment firm that offers investment advisory services to clients. William Blair was established in 2014 and is registered as an investment adviser with the SEC. As of June 30, 2026, the firm had assets under management of approximately $64.8 billion in equities, fixed income securities, derivatives and cash equivalents. The portfolio managers who are jointly and primarily responsible for the day-to-day management of the Growth Equity Fund portfolio account are James Golan, CFA, Partner and Portfolio Manager, David Ricci, CFA, Partner and Portfolio Manager and Arun Sharma, Associate and Portfolio Manager. Messrs. Golan and Ricci each have served more than five years as portfolio managers with William Blair and Mr. Sharma has served as a portfolio manager with William Blair since 2026. Prior to William Blair, Mr. Sharma served as a large-cap equity portfolio manager at Cohen & Steers for five years and a senior equity analyst for two years covering the technology, media, telecom and industrials sector.
IV.  PORTFOLIO MANAGER UPDATES FOR THE SMALL CAP EQUITY FUND
Effective July 1, 2026, Grant R. Babyak’s title changed from Chief Executive Officer and Portfolio Manager to Chairman and Portfolio Manager of TimesSquare Capital Management, LLC (TSCM). In addition, effective July 1, 2028, Mr. Babyak will transition into an advisory role and will remain an equity partner of the firm, but he will no longer serve as portfolio manager to the Small Cap Equity Fund (SCEF). Upon transition of roles, all references to Mr. Babyak will be deleted in their entirety.

In the section “Sub-Advisers and Portfolio Managers” for the SCEF, beginning on page 157, the disclosure for TSCM is deleted in its entirety and replaced with the following:

TimesSquare Capital Management, LLC
Grant R. Babyak[1] Chairman and Portfolio Manager	Since August 2002
David Ferriero, Ph.D. Partner and Portfolio Manager/Analyst	Since May 2024
Greg J. Vasse Partner and Portfolio Manager/Analyst	Since July 2025
(1)
Effective July 1, 2028, Mr. Babyak will transition into an advisory role and remain an equity partner of the firm and will no longer serve as a portfolio managaer to the Fund.
Under the heading “Sub-Advisers” for the SCEF, beginning on page 223, the disclosure for TSCM is deleted in its entirety and replaced with the following:
TimesSquare Capital Management, LLC (TSCM), 75 Rockefeller Plaza, 30th Floor, New York, New York 10019: TSCM is a registered investment adviser with a focus on institutional clients. The firm, which was formed in November 2004 to succeed the growth equity investment advisory business of the firm’s predecessor, TimesSquare Capital Management, Inc., had assets under management of approximately $8.3 billion as of June 30, 2026. TSCM integrates a highly experienced team of investment specialists and time-tested strategies, driven by internally generated research, into one dynamic organization. Grant R. Babyak, Chairman and Portfolio Manager, David Ferriero, Ph.D., Partner and Portfolio Manager/Analyst, and Greg J. Vasse, Partner and Portfolio Manager/Analyst, are jointly and primarily responsible for an assigned portion of the Small Cap Equity Fund. Mr. Babyak has been with TSCM for over 20 years and has over 30 years of investment experience. (Effective July 1, 2028, Mr. Babyak is expected to transition into an advisory role while remaining an equity partner and will no longer serve as a portfolio manager to the Fund.) Dr. Ferriero has been with TSCM for 10 years and has 19 years of investment experience. Mr. Vasse has been with TSCM for 18 years and has 22 years of investment experience.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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